AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.9%
Long-Term Municipal Bonds – 92.7%
New York – 86.7%
Albany Capital Resource Corp. (Albany Medical Center Hospital Obligated Group) Series 2025 5.25%, 05/01/2045	$2,000	$2,189,030
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	1,785	1,805,857
Series 2020 4.00%, 11/01/2045	1,000	929,148
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 07/01/2047	1,000	875,228
Buffalo & Fort Erie Public Bridge Authority (Buffalo & Fort Erie Public Bridge Authority) Series 2017 5.00%, 01/01/2042	2,250	2,278,893
Build NYC Resource Corp. (Build NYC Resource Corp.) 5.25%, 11/01/2029	924	738,826
Series 2014 5.50%, 11/01/2044	587	469,619
Build NYC Resource Corp. (City University of New York) Series 2014-A 5.00%, 06/01/2030	1,110	1,111,767
5.00%, 06/01/2033	1,320	1,322,070
5.00%, 06/01/2034	550	550,801
Build NYC Resource Corp. (Classical Charter School) Series 2023 4.75%, 06/15/2058	760	676,922
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.75%, 06/01/2052(a)	2,125	2,120,383
Build NYC Resource Corp. (Global Community Charter School) Series 2022 5.00%, 06/15/2052	1,275	1,100,330
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2052	1,285	1,245,831
5.00%, 07/01/2062	4,000	3,791,902
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,209,742

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2052	$2,000	$2,025,227
5.25%, 07/01/2057	1,865	1,881,366
5.25%, 07/01/2062	1,000	1,006,088
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(b)	1,000	905,715
Build NYC Resource Corp. (South Bronx Charter School For Intl Cultures & The Arts) Series 2023 7.00%, 04/15/2053(a)	1,200	1,235,934
Build NYC Resource Corp. (Success Academy Charter Schools Obligated Group) Series 2024 4.00%, 09/01/2043	880	865,338
4.00%, 09/01/2044	1,025	995,675
Build NYC Resource Corp. (TrIPs Obligated Group) Series 2025 5.50%, 07/01/2050	5,000	5,283,921
Build NYC Resource Corp. (Zeta Charter Schools Obligated Group) Series 2025 5.375%, 10/15/2055(a)	1,000	977,573
5.375%, 10/15/2061(a)	2,000	1,932,595
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	5,905	5,721,589
1.723%, 08/01/2029	2,475	2,320,674
1.823%, 08/01/2030	2,210	2,034,306
Series 2023-C 5.00%, 08/01/2027	1,150	1,197,171
Series 2024-C 4.61%, 09/01/2037	1,000	1,001,861
Series 2025-A 5.00%, 08/01/2035	2,000	2,379,211
Series 2025-E 5.25%, 08/01/2050	5,000	5,318,870
City of New York NY (Prerefunded - US Treasuries) Series 2021 1.723%, 08/01/2029	525	491,622
1.823%, 08/01/2030	790	727,254
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2051	6,400	6,400,742
Series 2020-B 5.918%, 07/01/2039	2,085	2,128,106
Hempstead Town Local Development Corp. (Evergreen Charter School) Series 2022-A 5.50%, 06/15/2057	5,000	4,974,530

	Principal Amount (000)	U.S. $ Value

Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	$1,845	$1,846,325
5.00%, 07/01/2039	1,100	1,100,802
Long Island Power Authority (Long Island Power Authority) Series 2016-B 5.00%, 09/01/2030	5,000	5,067,911
5.00%, 09/01/2033	3,515	3,560,289
Series 2023-E 5.00%, 09/01/2048	5,000	5,293,883
Series 2024-A 5.25%, 09/01/2054	5,000	5,320,521
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	10,937,967
5.25%, 11/15/2035	5,000	5,088,318
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2010 6.814%, 11/15/2040	2,000	2,289,538
Series 2020-C 5.25%, 11/15/2055	1,000	1,026,449
Series 2021 2.889% (SOFR + 0.43%), 11/01/2026(c)	100	99,672
Series 2024-B 5.00%, 11/15/2039	5,000	5,627,495
Series 2025 5.00%, 11/15/2035	2,290	2,730,436
5.25%, 11/15/2045	5,000	5,433,172
AG Series 2021 3.259% (SOFR + 0.80%), 11/01/2032(c)	1,285	1,285,071
BAM Series 2024-A 4.00%, 11/15/2048	6,000	5,625,929
Metropolitan Transportation Authority Dedicated Tax Fund (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2024 4.00%, 11/15/2054	3,000	2,779,377
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	2,003,796
Monroe County Industrial Development Corp./NY (Eugenio Maria de Hostos Charter School) Series 2024 5.00%, 07/01/2044(a)	1,000	999,095
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2038	1,200	1,206,589
4.00%, 12/01/2039	1,000	1,001,565
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	2,150	2,158,328

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community) 5.00%, 01/01/2058(d) (e)	$1,447	$103,578
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 5.00%, 07/01/2043	1,195	1,174,330
5.00%, 07/01/2055	3,700	3,393,794
New York City Health & Hospitals Corp. (New York City Health & Hospital Lease) Series 2025-A 5.00%, 02/15/2042	1,500	1,684,403
New York City Housing Development Corp. (8 Spruce NY Owner LLC) Series 2024 4.00%, 12/15/2031	330	341,585
4.375%, 12/15/2031	640	661,011
5.25%, 12/15/2031	1,565	1,628,448
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2022-A 5.25%, 06/15/2052	10,000	10,557,235
Series 2023 5.25%, 06/15/2053	4,500	4,757,746
Series 2024-C 4.25%, 06/15/2054	3,000	2,886,853
Series 2025 5.00%, 06/15/2050	1,250	1,320,582
New York City Transitional Finance Authority Building Aid Revenue (State of New York) Series 2025-S 5.00%, 07/15/2027	2,000	2,078,258
New York City Transitional Finance Authority Future Tax Secured Revenue (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2042	7,000	7,995,413
Series 2024 5.00%, 11/01/2039	10,000	11,334,511
Series 2025 5.00%, 05/01/2046	2,500	2,681,621
Series 2026 5.00%, 02/01/2029	1,500	1,619,443
New York Convention Center Development Corp. (New York City Hotel Unit Fee Revenue Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,233,784
5.00%, 11/15/2035	6,000	6,008,797
New York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	3,640	3,904,583

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(a)	$2,200	$2,203,611
5.375%, 11/15/2040(a)	700	701,147
7.25%, 11/15/2044(a)	1,280	1,283,019
New York Liberty Development Corp. (7 World Trade Center II) Series 2022 3.00%, 09/15/2043	2,000	1,746,815
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	7,367,947
2.80%, 09/15/2069	5,780	5,446,868
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	3,000	2,668,000
New York Power Authority (New York Power Authority SFP Transmission Project) AG Series 2023 5.00%, 11/15/2053	3,000	3,157,490
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,295,236
New York State Dormitory Authority (Cornell University) Series 2024-A 5.50%, 07/01/2054	5,000	5,456,333
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,006,045
5.00%, 07/01/2033	3,000	3,005,598
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	875	887,742
Series 2022-2 5.00%, 07/01/2037	200	215,851
5.00%, 07/01/2042	275	287,023
New York State Dormitory Authority (Iona University) AG Series 2025 5.00%, 07/01/2051	2,285	2,368,627
New York State Dormitory Authority (Memorial Sloan-Kettering Cancer Center) Series 2022 4.00%, 07/01/2051	4,900	4,556,719
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	2,029,005
5.00%, 08/01/2033	2,000	2,075,041
5.00%, 08/01/2035	1,515	1,557,993
Series 2020 4.00%, 09/01/2037	800	780,121

	Principal Amount (000)	U.S. $ Value

4.00%, 09/01/2039	$1,345	$1,278,856
Series 2024 5.25%, 11/01/2041	2,300	2,509,049
5.50%, 11/01/2047	1,160	1,218,615
AG Series 2020 3.00%, 09/01/2050	3,000	2,148,144
New York State Dormitory Authority (Mount Sinai Hospital Obligated Group) Series 2025 5.25%, 07/01/2050	5,000	5,040,118
New York State Dormitory Authority (New School/The) Series 2016-A 5.00%, 07/01/2035	2,815	2,858,728
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,007,538
New York State Dormitory Authority (Prerefunded - US Govt Agencies) Series 2016-D 5.00%, 02/15/2028	1,000	1,013,322
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2009 5.628%, 03/15/2039	1,000	1,039,171
Series 2017-B 5.00%, 02/15/2033	8,095	8,405,948
Series 2025-A 5.00%, 03/15/2054	9,525	9,921,703
Series 2025-C 5.25%, 03/15/2050	1,000	1,076,364
New York State Dormitory Authority (State University of New York Dormitory Facilities Revenue) Series 2020 2.985%, 07/01/2040	1,000	832,747
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	3,625	3,120,201
New York State Dormitory Authority (White Plains Hospital Obligated Group) Series 2024 5.25%, 10/01/2049	3,840	3,908,070
New York State Dormitory Authority (Yeshiva University) Series 2022-A 5.00%, 07/15/2050	1,000	997,056
New York State Environmental Facilities Corp. (Casella Waste Systems) Series 2019 2.875%, 12/01/2044(a)	3,125	3,043,700
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2026-A 5.00%, 01/01/2056	5,000	5,232,197

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	$1,000	$1,087,880
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	1,000	1,002,927
5.00%, 01/01/2030	2,395	2,482,206
Series 2020 5.00%, 10/01/2035	2,200	2,334,195
5.00%, 10/01/2040	3,815	3,948,483
Series 2023 6.00%, 04/01/2035	1,000	1,115,899
New York Transportation Development Corp. (Empire State Thruway Partners) Series 2021 4.00%, 10/31/2046	6,000	5,445,290
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2020 5.00%, 12/01/2031	1,150	1,259,338
New York Transportation Development Corp. (JFK Millennium Partners) Series 2024 5.50%, 12/31/2060	4,250	4,356,001
AG Series 2024 0.00%, 12/31/2054(f)	5,310	3,578,722
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.50%, 06/30/2060	10,000	10,214,404
AG Series 2023 5.00%, 06/30/2049	1,000	1,011,011
5.125%, 06/30/2060	5,000	5,046,291
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 4.00%, 07/01/2032	2,000	2,000,128
4.00%, 07/01/2033	2,250	2,250,180
5.00%, 07/01/2034	2,490	2,493,664
5.00%, 07/01/2046	2,000	2,000,781
5.25%, 01/01/2050	3,030	3,031,067
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,713,464
Onondaga Civic Development Corp. (Crouse Health Hospital Obligated Group) Series 2024 5.375%, 08/01/2054	1,650	1,533,759
Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	1,400	1,386,957
Series 2022 4.00%, 07/01/2042	525	497,459

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Syracuse University) Series 2025 5.50%, 12/01/2056	$5,150	$5,660,489
Port Authority of New York & New Jersey (Port Authority of New York & New Jersey) Series 2018-2 5.00%, 09/15/2031	2,000	2,090,706
Series 2020-2 4.00%, 07/15/2045	5,000	4,844,907
Series 2022-2 5.00%, 08/01/2035	2,500	2,802,231
Series 2023-2 5.00%, 07/15/2038	2,000	2,214,834
5.00%, 12/01/2038	2,000	2,215,412
5.00%, 07/15/2040	1,625	1,772,302
Saratoga County Capital Resource Corp. (Washington Saratoga Warren Hamilton & Essex Boces) Series 2025 5.00%, 07/01/2047	3,000	3,196,205
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,504,952
Suffolk County Economic Development Corp. (Peconic Landing at Southold) Series 2020 5.00%, 12/01/2040	1,500	1,545,355
Suffolk Regional Off-Track Betting Corp. (Suffolk Regional Off-Track Betting) Series 2024 5.75%, 12/01/2044	1,600	1,652,209
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 4.00%, 06/01/2050	790	723,497
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	3,500	3,040,893
Series 2021-C 5.00%, 05/15/2051	10,000	10,407,747
Series 2022 3.509% (SOFR + 1.05%), 04/01/2026(c)	2,500	2,500,844
Series 2022-C 5.25%, 05/15/2052	2,000	2,096,526
Series 2025 5.00%, 03/15/2027	8,090	8,337,039
Series 2026 5.00%, 02/01/2028	6,220	6,564,648
5.00%, 02/01/2029	1,000	1,079,334

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax) Series 2025 5.25%, 12/01/2054	$1,500	$1,599,624
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2017-B 5.00%, 11/15/2036	3,000	3,090,325
Series 2020-A 5.00%, 11/15/2049	3,000	3,128,121
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,250	1,354,782
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts) Series 2020 4.00%, 12/01/2033	1,000	1,055,078
TSASC, Inc./NY (TSASC, Inc./NY) Series 2016 5.00%, 06/01/2045	3,350	3,110,288
Series 2017-A 5.00%, 06/01/2041	10,850	10,923,241
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,526,834
5.25%, 09/15/2042	135	135,506
5.25%, 09/15/2047	235	225,394
5.25%, 09/15/2053	505	469,476
Westchester County Healthcare Corp./NY (Westchester County Health Care Obligated Group) Series 2010-B 6.00%, 11/01/2030	105	105,050
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	2,925	2,859,529
5.00%, 01/01/2051	2,505	2,524,239
Westchester Tobacco Asset Securitization Corp. (Westchester Tobacco Asset Securitization) Series 2016-B 5.00%, 06/01/2041	1,830	1,850,342

		486,816,043

Alabama – 0.2%
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,052,329

Florida – 0.1%
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	400	400,690

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District) Series 2016 6.32%, 05/01/2045	$45	$45,039

		445,729

Georgia – 0.0%
Municipal Electric Authority of Georgia (PowerSouth Energy Cooperative) Series 2019 5.00%, 01/01/2037	100	103,503
5.00%, 01/01/2039	100	103,030

		206,533

Guam – 2.3%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2023 5.25%, 10/01/2031	175	192,205
5.25%, 10/01/2036	585	650,047
Series 2024-A 5.25%, 10/01/2037	1,000	1,116,233
5.25%, 10/01/2042	300	321,438
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2016 5.00%, 01/01/2046	4,440	4,447,830
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,000	1,023,418
5.00%, 10/01/2037	1,500	1,532,429
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,738,982

		13,022,582

Indiana – 0.0%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(g) (h)	26	3
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(b) (g) (h)	745	37,250

		37,253

Maryland – 0.2%
City of Baltimore MD (City of Baltimore MD Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	613,418
Series 2019-B 3.70%, 06/01/2039(a)	200	192,813

		806,231

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	$1,290	$1,375,337
5.00%, 07/01/2035(a)	1,295	1,352,736
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	710	734,711
NATL Series 2007-V 5.25%, 07/01/2034	1,000	1,023,764
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	140	139,966
6.625%, 01/01/2028	1,068	1,069,599
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2046	1,400	1,585,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2019-A 4.329%, 07/01/2040	620	621,078
4.55%, 07/01/2040	73	73,465
4.75%, 07/01/2053	3,000	2,919,431

		10,895,610

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	1,020	1,007,540

Texas – 0.3%
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	85,512
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2024-A 5.75%, 12/01/2054	722	632,168
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,094,261

		1,811,941

	Principal Amount (000)	U.S. $ Value

Washington – 0.0%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2049(a)	$105	$98,788

Wisconsin – 0.8%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(b)	1,250	1,191,385
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	2,320	2,581,323
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2026(a)	390	393,584
5.00%, 10/01/2028(a)	225	234,219
5.00%, 10/01/2029(a)	100	105,417

		4,505,928

Total Long-Term Municipal Bonds (cost $522,110,394)		520,706,507

Short-Term Municipal Notes – 3.2%
New York – 3.2%
County of Suffolk NY (County of Suffolk NY) Series 2025 4.00%, 07/24/2026	3,000	3,021,511
North Syracuse Central School District (North Syracuse Central School District) Series 2025-A 4.00%, 07/31/2026	1,470	1,479,681
Nuveen New York AMT-Free Quality Municipal Income Fund (Nuveen New York AMT-Free Quality Municipal Income Fund) Series 2017 2.33%, 05/01/2047(a) (i)	2,800	2,800,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2025 4.00%, 08/21/2026	6,500	6,552,804
Series 2026 4.00%, 03/05/2027(j)	2,000	2,035,988
Town of Tonawanda NY (Town of Tonawanda NY) Series 2025 4.00%, 08/21/2026	2,000	2,015,769

Total Short-Term Municipal Notes (cost $17,896,413)		17,905,753

Total Municipal Obligations (cost $540,006,807)		538,612,260

Company	Shares	U.S. $ Value

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
AES Guayama Holdings 0.00%(d) (e) (g) (cost $421,410)	23,486	$68,344

SHORT-TERM INVESTMENTS – 3.3%
Investment Companies – 3.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(k) (l) (m) (cost $18,826,408)	18,826,408	18,826,408

Total Investments – 99.2% (cost $559,254,625)(n)		557,507,012
Other assets less liabilities – 0.8%		4,232,242

Net Assets – 100.0%		$561,739,254

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	(5.00)%	Quarterly	3.32%	USD	7,425	$(574,869)	$(503,464)	$(71,405)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	14,750	10/15/2029	2.569%	CPI#	Maturity	$(71,318)	$—	$(71,318)
USD	14,250	10/15/2029	2.485%	CPI#	Maturity	(10,099)	—	(10,099)

						$(81,417)	$—	$(81,417)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(246,532)	$—	$(246,532)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(48,822)	—	(48,822)
USD	2,700	01/15/2029	1 Day SOFR	3.315%	Annual	9,760	—	9,760
USD	6,900	10/15/2030	1 Day SOFR	4.092%	Annual	264,803	—	264,803
USD	4,900	10/15/2030	1 Day SOFR	4.082%	Annual	185,873	—	185,873
USD	7,800	12/03/2031	1 Day SOFR	4.111%	Annual	343,713	—	343,713
USD	4,200	12/03/2031	1 Day SOFR	3.898%	Annual	136,060	(534)	136,594
USD	5,800	07/30/2032	1 Day SOFR	3.701%	Annual	114,763	—	114,763
USD	4,300	12/16/2032	1 Day SOFR	3.596%	Annual	64,817	—	64,817
USD	10,700	01/03/2033	1 Day SOFR	3.720%	Annual	245,169	—	245,169
USD	6,200	01/03/2033	1 Day SOFR	3.571%	Annual	84,254	—	84,254
USD	7,900	02/15/2035	3.680%	1 Day SOFR	Annual	(118,917)	—	(118,917)
USD	6,800	09/25/2035	3.587%	1 Day SOFR	Annual	(29,797)	—	(29,797)
USD	5,800	09/25/2035	3.509%	1 Day SOFR	Annual	10,274	—	10,274

						$1,015,418	$(534)	$1,015,952

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	9,395	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$382,031	$—	$382,031

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $25,884,447 or 4.6% of net assets.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.38% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052	06/20/2019 - 09/21/2023	$968,463	$905,715	0.16%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/29/2019 - 07/23/2019	768,004	37,250	0.01%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	1,250,000	1,191,385	0.21%

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(g)	Non-income producing security.

(h)	Defaulted.
(i)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(j)	When-Issued or delayed delivery security.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	Affiliated investments.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,075,703 and gross unrealized depreciation of investments was $(10,578,155), resulting in net unrealized depreciation of $(502,452).

As of February 28, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.8% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$520,602,929	$103,578	$520,706,507
Short-Term Municipal Notes	—	17,905,753	—	17,905,753
Preferred Stocks	—	—	68,344	68,344
Short-Term Investments	18,826,408	—	—	18,826,408

Total Investments in Securities	18,826,408	538,508,682	171,922	557,507,012
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	1,459,486	—	1,459,486
Interest Rate Swaps	—	382,031	—	382,031
Liabilities:
Centrally Cleared Credit Default Swaps	—	(574,869)	—	(574,869)
Centrally Cleared Inflation (CPI) Swaps	—	(81,417)	—	(81,417)
Centrally Cleared Interest Rate Swaps	—	(444,068)	—	(444,068)

Total	$18,826,408	$539,249,845	$171,922	$558,248,175

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2026 is as follows:

Portfolio	Market Value 05/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,007	$133,687	$118,868	$18,826	$241